PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
6.	PROPERTY AND EQUIPMENT, NET

	As at December 31,
	2017	2018	2018
	RMB	RMB	US$
Electronic equipment	40,740	50,278	7,313
Furniture	8,643	10,649	1,549
Vehicles	1,168	1,168	170
Leasehold improvements	185,922	237,256	34,507

	236,473	299,351	43,539
Less: accumulated depreciation	136,296	170,939	24,862

Property and equipment, net	100,177	128,412	18,677

Depreciation expense for the years ended December 31, 2016, 2017 and 2018 was RMB29,634, RMB29,246 and RMB36,026 (US$5,240), respectively.